PIPE TRANSACTION (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Aug. 03, 2021 shares	Dec. 02, 2020 $ / shares shares	Dec. 02, 2020 $ / shares shares	Jun. 28, 2021 CAD ($)	Jun. 28, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Private Investment In Public Equity Transactions [Line Items]
Proceeds from exercise of warrants | $							$ 26,475	$ 0
Insight Holdings Group, LLC [Member]
Private Investment In Public Equity Transactions [Line Items]
Proceeds from issuing shares						$ 26,280	$ 20,000
Number of preferred units issued		17,287	17,287
Number of exercisable share purchase warrants issued		17,287	17,287
Exercise price of warrants issued | (per share)		$ 1.9	$ 1.48
Proceeds from exercise of warrants				$ 32,800	$ 26,600
Number of common shares issued in exchange of preferred units	17,287